Equity - Restricted share units (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU performance factor adjustment (in shares)	98,867	(192,016)
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at (in shares)	1,305,265	1,778,192
Granted (in shares)	334,758	449,625
Exercised (in shares)	(593,025)	(730,536)
Forfeited (in shares)	(15,919)	0
Balance at (in shares)	1,129,946	1,305,265